MULTI-ASSET INCOME FUND

ETAMX Class A Shares ETCMX Class C Shares

ETNMX Class N Shares ETIMX Class I Shares

(the “Fund”)

MAY 11, 2020

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, dated November 1, 2019, as supplemented.

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The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUND - Sub-Adviser: Multi-Asset Income Fund” is deleted and replaced with the following:

Sub-Adviser: Multi-Asset Income Fund

Boyd Watterson Asset Management, LLC (“Boyd Watterson”), an Ohio limited liability company, headquartered at 1301 E. 9th Street, Suite 2900, Cleveland, Ohio 44114 serves as sub-adviser to a portion of the Multi-Asset Income Fund’s portfolio. Through its predecessor firms, Boyd Watterson has been in continuous business since 1928 and provides investment advisory services to individuals, pooled investment vehicles and profit and non-profit organizations.

Subject to the oversight and approval of the Adviser, Boyd Watterson serves as sub-adviser to the Fund and is primarily responsible for the day-to-day management of the Fund’s assets. In addition, Boyd Watterson is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund and other mutual funds and investment products offered by the Adviser and sub-advised by Boyd Watterson (collectively, the “Sub-Advised Products”), the Adviser, and not the Fund, pays Boyd Watterson an annual fee of 0.15% of the first $100,000,000 and 0.07% thereafter of the average daily net assets of the Sub-Advised Products in the aggregate.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2019, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

MULTI-ASSET INCOME FUND

ETAMX Class A Shares ETCMX Class C Shares

ETNMX Class N Shares ETIMX Class I Shares

(the “Fund”)

MAY 11, 2020

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2019, and should be read in conjunction with such SAI.

______________________________________________________________________________________________________

The section of the Fund’s SAI entitled “ADVISER AND SUB-ADVISER - Sub-Adviser - (Multi-Asset Income Fund)” is deleted and replaced with the following:

Sub-Adviser (Multi-Asset Income Fund)

Boyd Watterson Asset Management, LLC (“Boyd Watterson” or “Sub-Adviser”), has been retained to act as the Sub-Adviser to the Multi-Asset Income Fund under an Investment Sub-Advisory Agreement (“Boyd Watterson Sub-Advisory Agreement”) with the Adviser. Boyd Watterson is headquartered at 1301 E. 9th St., Suite 2900, Cleveland OH, 44114.

As compensation for the sub-advisory services it provides to the Fund and other mutual funds and investment products offered by the Adviser and sub-advised by Boyd Watterson (collectively, the “Sub-Advised Products”), the Adviser, and not the Fund, pays Boyd Watterson an annual fee of 0.15% of the first $100,000,000 and 0.07% thereafter of the average daily net assets of the Sub-Advised Products managed by Boyd Watterson in the aggregate. The fee paid to the Sub-Adviser by the Adviser is paid from the Adviser’s management fee and is not an additional cost to the Fund. The Boyd Watterson Sub-Advisory Agreement is effective for an initial two-year period and continues in effect for successive twelve-month periods thereafter, provided that the Board annually approves it for continuance. A discussion of the matters considered by the Board in connection with the renewal of the Boyd Watterson Sub-Advisory Agreement is included in the Fund’s Annual Report to Shareholders dated June 30, 2019.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2019, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.